Expenses by nature (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation [Abstract]
Cost of sales and services		R$ (1,088)	R$ (895)	R$ (904)
Selling expenses		(10)	(11)	(27)
Administrative expenses		(714)	(371)	(393)
Total		(1,812)	(1,277)	(1,324)
Amortization
Cost of sales and services		(54,151)	(32,846)	(18,377)
Administrative expenses		(375)	(59)	(333)
Total		(54,526)	(32,905)	(18,710)
PIS and COFINS credits	[1]	4,767	2,936	1,101
Depreciation and amortization expense, net		R$ (51,571)	R$ (31,246)	R$ (18,933)

[1]	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows to reduce the depreciation and amortization expenses, when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.